Investment in crypto-assets-Bitcoin, Reconciliation of Fair Value of Company's Investment in Crypto Assets - Bitcoin (Details) - USD ($)		12 Months Ended
	Sep. 09, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Crypto Asset [Roll Forward]
Change in fair value of crypto assets-Bitcoin		$ (1,148,600)	$ 0	$ 0
Ending balance		3,851,400
Bitcoin [Member]
Crypto Asset [Roll Forward]
Beginning balance		0
Purchase of crypto assets-Bitcoin	$ 5,000,000	5,000,000
Change in fair value of crypto assets-Bitcoin		(1,148,600)
Ending balance		$ 3,851,400	$ 0